Note 10 - Stock Incentive Plan (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 833,863
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	7 months 13 days
Share-Based Payment Arrangement, Expense	$ 431,502	$ 57,850
Restricted Stock [Member]
Dividends Payable	$ 31,675